Summary of significant accounting policies - Additional Information (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014 Chief Executive Officer (John N. Hatsopoulos)	Mar. 26, 2014 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)
Debt Instrument [Line Items]
Cash insured	$ 250,000
Cash, Uninsured Amount	2,248,969
Allowance for doubtful accounts	103,800		154,400
Advertising expense	48,439	29,000
Research and development costs reimbursed by government agencies		67,000
Bank credit facility				1,500,000	3,500,000	1,500,000
Research and development expenditures	$ 203,000	$ 161,000